Quarterly Holdings Report
for
Fidelity Advisor® Large Cap Fund
August 31, 2023
LC-NPRT3-1023
1.805746.119
Common Stocks - 95.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	45,400	1,737,801
Verizon Communications, Inc.	54,276	1,898,574
		3,636,375
Entertainment - 1.0%
Activision Blizzard, Inc.	16,611	1,528,046
The Walt Disney Co. (b)	58,875	4,926,660
Universal Music Group NV	214,634	5,321,458
		11,776,164
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (b)	158,980	21,648,307
Class C (b)	146,060	20,061,341
Match Group, Inc. (b)	74,300	3,482,441
Meta Platforms, Inc. Class A (b)	65,800	19,469,562
Snap, Inc. Class A (b)	267,800	2,771,730
		67,433,381
Media - 2.6%
Charter Communications, Inc. Class A (b)	2,100	920,052
Comcast Corp. Class A	540,723	25,284,207
Interpublic Group of Companies, Inc.	137,920	4,497,571
		30,701,830
TOTAL COMMUNICATION SERVICES		113,547,750
CONSUMER DISCRETIONARY - 3.8%
Automobile Components - 0.2%
BorgWarner, Inc.	59,016	2,404,902
Phinia, Inc.	5,203	144,643
		2,549,545
Automobiles - 0.1%
General Motors Co.	22,800	764,028
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	13,300	1,835,533
Hotels, Restaurants & Leisure - 1.9%
Amadeus IT Holding SA Class A	28,700	1,969,950
Booking Holdings, Inc. (b)	4,019	12,479,116
Expedia, Inc. (b)	19,000	2,059,410
Marriott International, Inc. Class A	18,800	3,825,988
Starbucks Corp.	14,500	1,412,880
		21,747,344
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	23,906	2,423,829
Sony Group Corp. sponsored ADR	14,500	1,206,255
Whirlpool Corp.	4,834	676,567
		4,306,651
Specialty Retail - 1.0%
Lowe's Companies, Inc.	47,630	10,977,762
RH (b)	3,200	1,168,608
		12,146,370
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	8,800	895,048
TOTAL CONSUMER DISCRETIONARY		44,244,519
CONSUMER STAPLES - 5.1%
Beverages - 1.7%
Diageo PLC sponsored ADR	29,200	4,836,980
Keurig Dr. Pepper, Inc.	152,300	5,124,895
The Coca-Cola Co.	158,981	9,511,833
		19,473,708
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	1,300	714,064
Performance Food Group Co. (b)	38,900	2,416,857
Sysco Corp.	88,500	6,164,025
Target Corp.	21,000	2,657,550
U.S. Foods Holding Corp. (b)	47,800	1,932,554
Walmart, Inc.	20,700	3,366,027
		17,251,077
Household Products - 0.0%
Colgate-Palmolive Co.	1,000	73,470
Procter & Gamble Co.	1,500	231,510
		304,980
Personal Care Products - 1.1%
Estee Lauder Companies, Inc. Class A	14,200	2,279,526
Haleon PLC ADR	596,338	4,901,898
Kenvue, Inc.	260,107	5,995,466
		13,176,890
Tobacco - 0.8%
Altria Group, Inc.	187,480	8,290,366
Philip Morris International, Inc.	9,600	922,176
		9,212,542
TOTAL CONSUMER STAPLES		59,419,197
ENERGY - 10.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	7,900	285,901
Oil, Gas & Consumable Fuels - 10.9%
Cenovus Energy, Inc. (Canada)	170,362	3,396,649
Exxon Mobil Corp.	725,868	80,709,260
Hess Corp.	160,535	24,802,658
Imperial Oil Ltd.	137,100	7,785,437
Kosmos Energy Ltd. (b)	905,995	6,595,644
MEG Energy Corp. (b)	209,600	3,749,284
		127,038,932
TOTAL ENERGY		127,324,833
FINANCIALS - 16.1%
Banks - 10.5%
Bank of America Corp.	961,814	27,575,207
JPMorgan Chase & Co.	81,018	11,855,364
M&T Bank Corp.	19,928	2,491,996
PNC Financial Services Group, Inc.	74,041	8,938,970
Truist Financial Corp.	144,127	4,403,080
U.S. Bancorp	207,590	7,583,263
Wells Fargo & Co.	1,424,103	58,801,213
		121,649,093
Capital Markets - 2.0%
Charles Schwab Corp.	2,200	130,130
CME Group, Inc.	1,500	304,020
KKR & Co. LP	106,391	6,682,419
Morgan Stanley	51,225	4,361,809
Northern Trust Corp.	110,191	8,382,229
Raymond James Financial, Inc.	26,693	2,791,821
State Street Corp.	11,719	805,564
		23,457,992
Financial Services - 3.4%
Acacia Research Corp. (b)	36,900	140,589
Edenred SA	66,000	4,211,008
Fidelity National Information Services, Inc.	45,000	2,513,700
Global Payments, Inc.	9,000	1,140,210
MasterCard, Inc. Class A	10,915	4,503,966
PayPal Holdings, Inc. (b)	27,900	1,744,029
Radian Group, Inc.	144,931	3,924,731
Visa, Inc. Class A	87,827	21,577,337
		39,755,570
Insurance - 0.2%
Chubb Ltd.	10,495	2,108,131
TOTAL FINANCIALS		186,970,786
HEALTH CARE - 12.6%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	12,119	2,397,381
Argenx SE ADR (b)	1,800	904,482
Insmed, Inc. (b)	47,497	1,039,709
Vaxcyte, Inc. (b)	31,000	1,609,520
Verve Therapeutics, Inc. (b)(c)	19,900	256,113
		6,207,205
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	5,100	524,790
Becton, Dickinson & Co.	10,797	3,017,222
Boston Scientific Corp. (b)	281,226	15,169,330
GE Healthcare Holding LLC	165,371	11,650,387
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	50,462	1,126,816
		31,488,545
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	76,982	6,722,838
Centene Corp. (b)	8,400	517,860
Cigna Group	48,603	13,427,065
CVS Health Corp.	95,568	6,228,167
Guardant Health, Inc. (b)	22,800	891,024
Humana, Inc.	3,600	1,661,868
McKesson Corp.	27,206	11,217,578
UnitedHealth Group, Inc.	43,299	20,635,437
		61,301,837
Life Sciences Tools & Services - 0.3%
Danaher Corp.	13,300	3,524,500
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	287,917	17,750,083
Eli Lilly & Co.	15,800	8,756,360
GSK PLC sponsored ADR	212,030	7,448,614
Johnson & Johnson	54,187	8,760,954
Sanofi SA sponsored ADR	17,700	941,286
		43,657,297
TOTAL HEALTH CARE		146,179,384
INDUSTRIALS - 15.6%
Aerospace & Defense - 3.7%
Airbus Group NV	49,300	7,212,939
General Dynamics Corp.	13,129	2,975,557
Howmet Aerospace, Inc.	2,300	113,781
Huntington Ingalls Industries, Inc.	9,319	2,053,162
MTU Aero Engines AG	3,600	842,410
RTX Corp.	15,092	1,298,516
Safran SA	8,000	1,282,122
Textron, Inc.	10,600	823,726
The Boeing Co. (b)	117,867	26,405,744
		43,007,957
Air Freight & Logistics - 1.7%
FedEx Corp.	22,892	5,975,270
United Parcel Service, Inc. Class B	80,563	13,647,372
		19,622,642
Building Products - 0.1%
Johnson Controls International PLC	19,400	1,145,764
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	86,600	1,455,746
Electrical Equipment - 1.5%
Acuity Brands, Inc.	18,456	2,976,584
Hubbell, Inc. Class B	11,785	3,842,499
Regal Rexnord Corp.	18,900	3,065,391
Vertiv Holdings Co.	180,100	7,094,139
		16,978,613
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	85,158	4,668,362
Industrial Conglomerates - 6.6%
3M Co.	9,559	1,019,659
General Electric Co.	660,513	75,602,318
		76,621,977
Machinery - 1.1%
Chart Industries, Inc. (b)(c)	12,000	2,166,960
Cummins, Inc.	7,000	1,610,280
Flowserve Corp.	24,719	978,131
Fortive Corp.	30,400	2,397,040
Nordson Corp.	1,000	244,140
Otis Worldwide Corp.	19,696	1,684,993
Stanley Black & Decker, Inc.	13,400	1,264,692
Westinghouse Air Brake Tech Co.	21,345	2,401,739
		12,747,975
Passenger Airlines - 0.1%
Copa Holdings SA Class A	3,200	325,440
Ryanair Holdings PLC sponsored ADR (b)	9,400	932,950
		1,258,390
Professional Services - 0.3%
Equifax, Inc.	4,200	868,140
Genpact Ltd.	42,200	1,575,326
Paycom Software, Inc.	2,800	825,552
		3,269,018
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	30,000	344,705
TOTAL INDUSTRIALS		181,121,149
INFORMATION TECHNOLOGY - 17.0%
IT Services - 0.3%
EPAM Systems, Inc. (b)	3,000	776,970
IBM Corp.	11,500	1,688,545
Snowflake, Inc. (b)	800	125,480
Twilio, Inc. Class A (b)	24,000	1,529,040
		4,120,035
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	12,318	2,239,166
Applied Materials, Inc.	23,416	3,577,028
Broadcom, Inc.	4,100	3,783,849
Lam Research Corp.	4,500	3,160,800
Marvell Technology, Inc.	135,901	7,916,233
NVIDIA Corp.	19,520	9,634,096
Qualcomm, Inc.	71,001	8,131,745
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	32,500	3,041,025
		41,483,942
Software - 9.7%
Adobe, Inc. (b)	20,000	11,186,800
Autodesk, Inc. (b)	11,841	2,627,992
DoubleVerify Holdings, Inc. (b)	16,500	557,865
Elastic NV (b)	32,800	2,029,664
Intuit, Inc.	6,700	3,630,127
Microsoft Corp.	242,153	79,368,067
PTC, Inc. (b)	9,300	1,368,681
Salesforce, Inc. (b)	4,500	996,570
SAP SE sponsored ADR (c)	70,817	9,892,427
Workday, Inc. Class A (b)	3,300	806,850
		112,465,043
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	204,168	38,357,042
Samsung Electronics Co. Ltd.	22,520	1,137,120
		39,494,162
TOTAL INFORMATION TECHNOLOGY		197,563,182
MATERIALS - 2.9%
Chemicals - 0.7%
DuPont de Nemours, Inc.	80,800	6,212,712
LyondellBasell Industries NV Class A	18,200	1,797,614
Sherwin-Williams Co.	2,100	570,612
		8,580,938
Metals & Mining - 2.2%
First Quantum Minerals Ltd.	455,900	12,247,758
Freeport-McMoRan, Inc.	321,504	12,831,225
Ivanhoe Mines Ltd. (b)	62,800	558,656
		25,637,639
TOTAL MATERIALS		34,218,577
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	14,309	2,594,508
Crown Castle International Corp.	13,900	1,396,950
Equinix, Inc.	442	345,370
Simon Property Group, Inc.	42,100	4,777,929
		9,114,757
UTILITIES - 0.7%
Electric Utilities - 0.7%
Entergy Corp.	8,900	847,725
PG&E Corp. (b)	68,500	1,116,550
Southern Co.	91,400	6,190,522
		8,154,797
Multi-Utilities - 0.0%
Sempra	4,068	285,655
TOTAL UTILITIES		8,440,452
TOTAL COMMON STOCKS (Cost $690,229,483)		1,108,144,586

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	1,200	42,900

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	119,400	1,867,416

TOTAL PREFERRED STOCKS (Cost $1,471,102)		1,910,316

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (f)	52,925,716	52,936,301
Fidelity Securities Lending Cash Central Fund 5.44% (f)(g)	11,290,077	11,291,206
TOTAL MONEY MARKET FUNDS (Cost $64,227,507)		64,227,507

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $755,928,092)	1,174,282,409
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(10,398,057)
NET ASSETS - 100.0%	1,163,884,352

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,737,801 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,900 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	50,969

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	40,544,606	73,705,959	61,314,264	1,544,091	-	-	52,936,301	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	3,679,031	104,519,230	96,907,055	73,827	-	-	11,291,206	0.0%
Total	44,223,637	178,225,189	158,221,319	1,617,918	-	-	64,227,507

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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